Cash (used in) operating activities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash (used in) operating activities
Profit/(loss) for the period	$ 100	$ 26	$ 157	$ (48)
Income tax charge	12	27	19	10
Net finance (income)/expense	(40)	22	(63)	171
Depreciation and amortization	89	86	175	170
Exceptional operating items	20	12	38	18
Movement in working capital	(70)	(1)	(395)	(170)
Transaction-related, start-up and other exceptional costs paid	(19)	(8)	(33)	(14)
Exceptional restructuring paid	(1)		(1)
Cash generated from/(used in) operations	$ 91	$ 164	$ (103)	$ 137